UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2010 through June 30, 2011





                             PROXY VOTING RECORD

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MH Elite Small Cap Fund of Funds
--------------------------------

Pacific Advisors Small Cap Value A

Exchange Ticker Symbol:   PASMX         CUSIP: 694336405

Shareholder Meeting Date: 11/30/10

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To elect Disctors of the Company            X                 For     For

To approve a change in each Fund's
Fundamental polucy regarding borrowing      X                 For     For

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Schroder US Opportunities Fund

Exchange Ticker Symbol:   SCUIX         CUSIP: 808088405

Shareholder Meeting Date: 11/30/10

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To elect Trustees of each Trust             X                 For     For


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TCW Small Cap Growth Fund

Exchange Ticker Symbol:   TGSCX         CUSIP: 87234N849

Shareholder Meeting Date: 8/07/10

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To elect Directors of the Company             X                 For     For


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MH Elite Fund of Funds
----------------------


Sterling Capital Equity Income Fund I


Exchange Ticker Symbol:   BEGIX          CUSIP: 05527Q782

Shareholder Meeting Date: 8/27/2010


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To approve an Investment Advisory
Agreement between each Trust, and
Sterling Capital Management LLC             X                 For       For


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Columbia Valuer and Restructuring Fund


Exchange Ticker Symbol:   BEGIX          CUSIP: 300722782

Shareholder Meeting Date: 2/15/2011


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----


Approve a proposed amendment to the
Investment Management Agreement between
the Trust and Columiba Management
Investment Advisers, LLC to increase the
investment advisory fee rate payable to
the Fund at various asset levels              X                 For       For


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MH Elite Select Portfolio of Funds
----------------------------------


Alianz NFJ International Value I

Exchange Ticker Symbol:   ANJIX            CUSIP: 18920603

Shareholder Meeting Date: 10/28/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Election of 12 Trustees of the Trust.
All nominees are currently Trustees of
the Trust                                   X                 For       For


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Nuveen Global Infrastructure I

Exchange Ticker Symbol:   FGIYX            CUSIP: 31853P586

Shareholder Meeting Date: 12/17/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
To approve an investment advisory
agreement with Nuveen Asset Management
and an investment sub-advisory argreement
between Nuveen Asset Management and
Nuveen Asset Management LLC                 X                 For       For

To Elect ten directors to the Bpoard of
Directors to serve upon the closing of
the Transaction                             X                 For       For


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Harbor International I

Exchange Ticker Symbol:   HAINX            CUSIP: 411511306

Shareholder Meeting Date: 12/14/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----

To Elect three nominees to the Board of
Trustees of Harbor Fund.                    X                 For       For


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Janus Overseas Fund T

Exchange Ticker Symbol:   JAOSX            CUSIP: 471023846

Shareholder Meeting Date: 7/14/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----

To elect ten trustees, each of whom is
considered 'independent'.                   X                 For       For

To approve an amended and restart
investment advisory agreement between
the Fund and Janus Capoital Management
LLC to change the investment advisory
fee rate from a fixed rate to a rate
that adjusts up or down based upion the
Fund's performance relative to its
benchmark index                             X                 For       For

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Metzler/Payden European Emerging Markets

Exchange Ticker Symbol:   MPYMX            CUSIP: 59276Q402

Shareholder Meeting Date: 12/15/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----

To consider and vote on a proposed
reorganization of the Existing Fund in
a corresponding newly organzied series
of the Payden & Rygel Investment Group
and teh subsequent dissolution of the
M/P Trust                                   X                 For       For


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Janus Overseas T

Exchange Ticker Symbol:   JAOSX            CUSIP: 471023846

Shareholder Meeting Date: 6/10/10


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Reorganization                  X                 For       For
Approval of distribution plan               X                 For       For
Approval of advisory agreement              X                 For       For

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Vanguard Energy

Exchange Ticker Symbol:   VGENX           CUSIP: 921908109

Shareholder Meeting Date: 7/2/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Elect trustees for each fund                X                 For       For
Update and standarize the funds'
  fundamental policies                      X                 For       For
Institute  procedures to prevent holding
  investments in companies that, in
  the judgment of the board,
  substantially  contribute to genocide
  or crimes against humanity, the most
  egregious violations of human rights.     X                 For       For


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Ivy Asset Strategy Y

Exchange Ticker Symbol:   WASYX           CUSIP: 466000726

Shareholder Meeting Date: 11/6/09


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Approval of Plan of Reorganization          X                 For       For
To transact such other business as
  may properly be presented at the
  Special Meeting                           X                 For       For

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                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe
                                Vice President


Date: August 23, 2011